FINANCE COSTS	9 Months Ended
Sep. 30, 2024
Finance Costs [Abstract]
FINANCE COSTS	FINANCE COSTS

	Nine months ended September 30,
	2024	2023
	US$’000 (Unaudited)	US$’000 (Unaudited)
Interest on lease liabilities	1,165	1,019
Collaboration interest-bearing advanced funding	15,298	14,955
Total	16,463	15,974